Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
American Customer Satisfaction ETF
Shareholder Report [Line Items]
Fund Name	American Customer Satisfaction ETF
Class Name	American Customer Satisfaction ETF
Trading Symbol	ACSI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Customer Satisfaction ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.acsietf.com/. You can also request this information by contacting us at (800) 617-0004 or by writing the Fund at American Customer Satisfaction ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(800) 617-0004
Additional Information Website	www.acsietf.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
American Customer Satisfaction ETF	$32	0.65%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65% [1]
Net Assets	$ 100,084,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 334,196
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$100,084
Number of Holdings	34
Total Advisory Fee Paid	334,196
Portfolio Turnover Rate	30%

Holdings [Text Block]	Sector Breakdown - Investments (% of total net assets) Percentages are based on total net assets. Cash & Other represents cash, short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Top Ten Holdings	(% of total net assets)
Alphabet, Inc. - Class C	6.4
Dell Technologies, Inc. - Class C	5.7
Amazon.com, Inc.	4.5
Apple, Inc.	4.4
Verizon Communications, Inc.	4.0
Meta Platforms, Inc. - Class A	3.9
Microsoft Corp.	3.6
Netflix, Inc.	3.4
Toronto-Dominion Bank	3.4
T-Mobile US, Inc.	3.4

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure